                                THE ONE GROUP(R)
                             FAMILY OF MUTUAL FUNDS

                         BOND FUNDS COMBINED PROSPECTUS
                         Supplement dated March 14, 1997
                      to Prospectus dated November 1, 1996

                     THE ONE GROUP(R) INTERMEDIATE BOND FUND
                      THE ONE GROUP(R) GOVERNMENT BOND FUND
                  THE ONE GROUP(R) LIMITED VOLATILITY BOND FUND
                        THE ONE GROUP(R) INCOME BOND FUND
                  THE ONE GROUP(R) ULTRA SHORT-TERM INCOME FUND

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Subparagraph (iii) in the first paragraph under the heading "Other
Circumstances" on Page 26 is replaced with the following:

         (iii) purchased by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of the Trust, of BANC ONE CORPORATION and its subsidiaries and affiliates, of the Distributor and its subsidiaries and affiliates, of the Custodian and Transfer Agent and their subsidiaries and affiliates, of broker-dealers who have entered into dealer agreements with the Trust and their subsidiaries and affiliates, or of an investment sub-advisor of a fund of the Trust and such sub-advisor's subsidiaries and affiliates;

The following language is added as subparagraph (iv) to the last paragraph under the heading "Contingent Deferred Sales Charge" on Page 27.

         or (iv) purchased by investors in certain retirement plans, such as 401(k) and similar qualified plans.




TOG-S-050

                                THE ONE GROUP(R)
                             FAMILY OF MUTUAL FUNDS

                        EQUITY FUNDS COMBINED PROSPECTUS
                         Supplement dated March 14, 1997
                      to Prospectus dated November 1, 1996

                     THE ONE GROUP(R) ASSET ALLOCATION FUND
                   THE ONE GROUP(R) LARGE COMPANY GROWTH FUND
                    THE ONE GROUP(R) LARGE COMPANY VALUE FUND
                   THE ONE GROUP(R) GROWTH OPPORTUNITIES FUND
                THE ONE GROUP(R) INTERNATIONAL EQUITY INDEX FUND
                     THE ONE GROUP(R) DISCIPLINED VALUE FUND
                       THE ONE GROUP(R) EQUITY INDEX FUND
                       THE ONE GROUP(R) INCOME EQUITY FUND
                       THE ONE GROUP(R) VALUE GROWTH FUND
                     THE ONE GROUP(R) GULF SOUTH GROWTH FUND

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Subparagraph (iii) in the first paragraph under the heading "Other
Circumstances" on Page 42 is replaced with the following:

         (iii) purchased by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of the Trust, of BANC ONE CORPORATION and its subsidiaries and affiliates, of the Distributor and its subsidiaries and affiliates, of the Custodian and Transfer Agent and their subsidiaries and affiliates, of broker-dealers who have entered into dealer agreements with the Trust and their subsidiaries and affiliates, or of an investment sub-advisor of a fund of the Trust and such sub-advisor's subsidiaries and affiliates;

The following language is added as subparagraph (iv) to the last paragraph under the heading "Contingent Deferred Sales Charge" on Page 43.

         or (iv) purchased by investors in certain retirement plans, such as 401(k) and similar qualified plans.




TOG-S-051

                                THE ONE GROUP(R)
                             FAMILY OF MUTUAL FUNDS

                    MUNICIPAL BOND FUNDS COMBINED PROSPECTUS
                         Supplement dated March 14, 1997
                      to Prospectus dated November 1, 1996

                THE ONE GROUP(R) INTERMEDIATE TAX-FREE BOND FUND
                     THE ONE GROUP(R) MUNICIPAL INCOME FUND
                  THE ONE GROUP(R) ARIZONA MUNICIPAL BOND FUND
               THE ONE GROUP(R) WEST VIRGINIA MUNICIPAL BOND FUND
                 THE ONE GROUP(R) LOUISIANA MUNICIPAL BOND FUND
                    THE ONE GROUP(R) OHIO MUNICIPAL BOND FUND
                  THE ONE GROUP(R) KENTUCKY MUNICIPAL BOND FUND

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Subparagraph (iii) in the first paragraph under the heading "Other
Circumstances" on Page 31 is replaced with the following:

         (iii) purchased by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of the Trust, of BANC ONE CORPORATION and its subsidiaries and affiliates, of the Distributor and its subsidiaries and affiliates, of the Custodian and Transfer Agent and their subsidiaries and affiliates, of broker-dealers who have entered into dealer agreements with the Trust and their subsidiaries and affiliates, or of an investment sub-advisor of a fund of the Trust and such sub-advisor's subsidiaries and affiliates;

The following language is added as subparagraph (iv) to the last paragraph under the heading "Contingent Deferred Sales Charge" on Page 32.

         or (iv) purchased by investors in certain retirement plans, such as 401(k) and similar qualified plans.




TOG-S-052

                                THE ONE GROUP(R)
                             FAMILY OF MUTUAL FUNDS

                     MONEY MARKET FUNDS COMBINED PROSPECTUS
                         Supplement dated March 14, 1997
                      to Prospectus dated November 1, 1996

                    THE ONE GROUP(R) PRIME MONEY MARKET FUND
                  THE ONE GROUP(R) MUNICIPAL MONEY MARKET FUND
                THE ONE GROUP(R) OHIO MUNICIPAL MONEY MARKET FUND
           THE ONE GROUP(R) U.S. TREASURY SECURITIES MONEY MARKET FUND

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The following language is added as subparagraph (iv) to the last paragraph under the heading "Contingent Deferred Sales Charge" on Page 20.

         or (iv) purchased by investors in certain retirement plans, such as 401(k) and similar qualified plans.




TOG-S-053

                                THE ONE GROUP(R)
                             FAMILY OF MUTUAL FUNDS

                         Supplement dated March 14, 1997
                      to Prospectus dated November 1, 1996

                     THE ONE GROUP(R) TREASURY & AGENCY FUND



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Subparagraph (iii) in the first paragraph under the heading "Other
Circumstances" on Page 10 is replaced with the following:

         (iii) purchased by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of the Trust, of BANC ONE CORPORATION and its subsidiaries and affiliates, of the Distributor and its subsidiaries and affiliates, of the Custodian and Transfer Agent and their subsidiaries and affiliates, of broker-dealers who have entered into dealer agreements with the Trust and their subsidiaries and affiliates, or of an investment sub-advisor of a fund of the Trust and such sub-advisor's subsidiaries and affiliates;

The following language is added as subparagraph (iv) to the last paragraph under the heading "Contingent Deferred Sales Charge" on Page 11.

         or (iv) purchased by investors in certain retirement plans, such as 401(k) and similar qualified plans.




TOG-S-054

                                THE ONE GROUP(R)
                             FAMILY OF MUTUAL FUNDS

                         Supplement dated March 14, 1997
                      to Prospectus dated November 1, 1996

                     THE ONE GROUP(R) INVESTOR BALANCED FUND


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Subparagraph (iii) in the first paragraph under the heading "Other
Circumstances" on Page 15 is replaced with the following:

         (iii) purchased by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of the Trust, of BANC ONE CORPORATION and its subsidiaries and affiliates, of the Distributor and its subsidiaries and affiliates, of the Custodian and Transfer Agent and their subsidiaries and affiliates, of broker-dealers who have entered into dealer agreements with the Trust and their subsidiaries and affiliates, or of an investment sub-advisor of a fund of the Trust and such sub-advisor's subsidiaries and affiliates;

The following language is added as subparagraph (iv) to the last paragraph under the heading "Contingent Deferred Sales Charge" on Page 17.

         or (iv) purchased by investors in certain retirement plans, such as 401(k) and similar qualified plans.




TOG-S-055

                                THE ONE GROUP(R)
                             FAMILY OF MUTUAL FUNDS

                         Supplement dated March 14, 1997
                      to Prospectus dated November 1, 1996

                 THE ONE GROUP(R) INVESTOR GROWTH & INCOME FUND


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Subparagraph (iii) in the first paragraph under the heading "Other
Circumstances" on Page 15 is replaced with the following:

         (iii) purchased by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of the Trust, of BANC ONE CORPORATION and its subsidiaries and affiliates, of the Distributor and its subsidiaries and affiliates, of the Custodian and Transfer Agent and their subsidiaries and affiliates, of broker-dealers who have entered into dealer agreements with the Trust and their subsidiaries and affiliates, or of an investment sub-advisor of a fund of the Trust and such sub-advisor's subsidiaries and affiliates;

The following language is added as subparagraph (iv) to the last paragraph under the heading "Contingent Deferred Sales Charge" on Page 17.

         or (iv) purchased by investors in certain retirement plans, such as 401(k) and similar qualified plans.




TOG-S-056

                                 THE ONE GROUP(R)
                             FAMILY OF MUTUAL FUNDS

                         Supplement dated March 14, 1997
                      to Prospectus dated November 1, 1996

                       THE ONE GROUP(R) INVESTOR GROWTH FUND


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Subparagraph (iii) in the first paragraph under the heading "Other
Circumstances" on Page 15 is replaced with the following:

         (iii) purchased by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of the Trust, of BANC ONE CORPORATION and its subsidiaries and affiliates, of the Distributor and its subsidiaries and affiliates, of the Custodian and Transfer Agent and their subsidiaries and affiliates, of broker-dealers who have entered into dealer agreements with the Trust and their subsidiaries and affiliates, or of an investment sub-advisor of a fund of the Trust and such sub-advisor's subsidiaries and affiliates;

The following language is added as subparagraph (iv) to the last paragraph under the heading "Contingent Deferred Sales Charge" on Page 16.

         or (iv) purchased by investors in certain retirement plans, such as 401(k) and similar qualified plans.




TOG-S-057

                                THE ONE GROUP(R)
                             FAMILY OF MUTUAL FUNDS

                         Supplement dated March 14, 1997
                      to Prospectus dated November 1, 1996

               THE ONE GROUP(R) INVESTOR CONSERVATIVE GROWTH FUND


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Subparagraph (iii) in the first paragraph under the heading "Other
Circumstances" on Page 15 is replaced with the following:

         (iii) purchased by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of the Trust, of BANC ONE CORPORATION and its subsidiaries and affiliates, of the Distributor and its subsidiaries and affiliates, of the Custodian and Transfer Agent and their subsidiaries and affiliates, of broker-dealers who have entered into dealer agreements with the Trust and their subsidiaries and affiliates, or of an investment sub-advisor of a fund of the Trust and such sub-advisor's subsidiaries and affiliates;

The following language is added as subparagraph (iv) to the last paragraph under the heading "Contingent Deferred Sales Charge" on Page 17.

         or (iv) purchased by investors in certain retirement plans, such as 401(k) and similar qualified plans.




TOG-S-058